Significant Accounting Policies - Exchange Rates for U.S. Dollars into Euros Applicable for Translation of NXP's Financial Statements (Detail) - € / $		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Period End [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.0474	1.0915	1.2155
Average [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros	[1]	1.1065	1.1150	1.3262
Maximum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.0474	1.0869	1.2155
Minimum [Member]
Financial Statement Details [Line Items]
Exchange rates for U.S. dollars into euros		1.1423	1.2155	1.3857

[1]	The average of the noon-buying rate at the end of each fiscal month during the period presented.